Components of Intangible Assets Subject to Amortization (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 447,792	¥ 427,012
Accumulated amortization	224,527	267,791
Computer software, intangible asset
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	308,348	312,069
Accumulated amortization	181,972	185,885
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	17,159	53,494
Accumulated amortization	10,173	46,713
Patents and developed technology
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	39,685	22,371
Accumulated amortization	16,123	13,845
License Fees
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	15,669	11,765
Accumulated amortization	5,617	7,860
Other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	17,070	16,455
Accumulated amortization	7,690	7,351
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	49,861	10,858
Accumulated amortization	¥ 2,952	¥ 6,137